Property and equipment, net (Tables)	6 Months Ended
Jun. 30, 2026
Property and equipment, net
Summary of property and equipment, net

	As of	As of	As of
	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US$
Motor vehicle	496,185	496,185	73,129
Office equipment	1,133,534	1,068,308	157,450
Leasehold improvement	4,081,600	4,245,023	625,639
Subtotal	5,711,319	5,809,516	856,218
Less: accumulated depreciation	(1,454,437)	(2,263,896)	(333,658)
Property and equipment, net	4,256,882	3,545,620	522,560